Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Operations
REVENUE	$ 1,812,853	$ 2,067,865	$ 9,136,216	$ 2,542,627	$ 0
COST OF SALES	1,489,605	1,654,660	7,570,006	2,095,491	0
GROSS PROFIT	323,248	413,204	1,566,209	447,136	0
RESEARCH AND DEVELOPMENT EXPENSES	39,000	6,000	133,941	90,900	214,105
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	795,828	646,451	3,691,760	1,377,116	682,943
OPERATING LOSS	(511,580)	(239,247)	(2,259,491)	(1,020,880)	(897,048)
OTHER INCOME (EXPENSE)
Interest expense	(58,538)	(60,753)	(212,571)	(143,668)	(53,561)
Other income	7,304	40,868	67,458	9,662	0
Total other expense	(51,234)	(19,885)	(145,113)	(134,006)	(53,561)
LOSS BEFORE INCOME TAXES	(562,814)	(259,132)	(2,404,604)	(1,154,886)	(950,609)
Income taxes - current benefit	(7,948)	(1,009)	(9,080)	(8,090)	0
Net loss	(554,866)	(258,124)	(2,395,525)	(1,146,796)	(950,609)
NONCONTROLLING INTEREST	4,755	1,648	14,231	2,124	0
NET LOSS ATTRIBUTABLE TO VISUALANT, INC. AND SUBSIDIARIES COMMON SHAREHOLDERS	$ (559,621)	$ (259,772)	$ (2,409,756)	$ (1,148,920)	$ (950,609)
Basic and diluted loss per common share attributable to Visualant, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share	$ (0.01)	$ (0.01)	$ (0.06)	$ (0.04)	$ (0.03)
Weighted average shares of common stock outstanding- basic and diluted	52,338,958	38,245,221	42,682,795	30,728,036	28,003,021